K&L GATES LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

July 18, 2013

VIA EDGAR

Securities and Exchange Commission
Washington, DC  20549

Re:      Stone Ridge Trust II
Registration Statement on Form N-2 (333-, 811-22870)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Stone Ridge Trust II (the “Trust”), is the Trust’s registration statement on Form N-2 (the "Registration Statement"), relating to the Trust’s establishment as a registered investment company.  The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Trust is a newly-organized, closed-end management investment company and is organized as a Delaware statutory trust, which intends to make a public offer of securities upon effectiveness of the Registration Statement pursuant to the 1933 Act.  The registration fee for purposes of the initial filing of $136.40 has been wired through the FEDWIRE system to the Securities and Exchange Commission's ("SEC") account at US Bank.  The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

The Trust intends to offer shares of its sole series, Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”).  The Fund’s investment objective is to achieve long-term capital appreciation.  The Fund will pursue its investment objective primarily by investing in event-linked bonds, Quota Share Notes (as defined in the Registration Statement) and, to a lesser extent, event-linked swaps, equity securities and the derivatives of equity securities of companies in the reinsurance industry (collectively, “reinsurance-related securities”).  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in reinsurance-related securities.  It is expected that a significant portion of the Fund’s portfolio will be invested in high yield, high risk debt securities.

BOS-3345278 v3

Securities and Exchange Commission

The SEC Staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements.  The Staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the Staff.  Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Fund is nearly identical to currently existing funds, and in this regard, the disclosure in the Registration Statement regarding the Fund is substantially similar to that contained in the Form N-1A registration statement filed on behalf of Stone Ridge Trust and its series, Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Open-end Funds”)(333-184477; 811-22761).  Each of the Open-end Funds and the Fund will pursue its objectives primarily by investing reinsurance-related investments.  To the extent consistent with the repurchase liquidity requirement of an interval fund, the Fund may invest without limitation in illiquid securities. Except as stated above, the Registration Statement is substantially identical to the above registration statement.  Thus, the Staff may conclude that the entire Registration Statement needs only cursory (if any) review.

It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

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Any questions or comments should be directed to the undersigned at 617.261.3246.

Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano